UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     June 30, 2012
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            GENERAL ATLANTIC LLC
                 ------------------------------
Address:         3 Pickwick Plaza
                 ------------------------------
                 Greenwich, CT  06830
                 ------------------------------


Form 13F File Number:    028-03473
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Thomas J. Murphy
                 ------------------------------
Title:           Chief Financial Officer
                 ------------------------------
Phone:           (203) 629-8600
                 ------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas J. Murphy            Greenwich, CT          August 10, 2012
----------------------------   ---------------------   ---------------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          12
                                            ------------

Form 13F Information Table Value Total:      $2,207,423
                                            ------------
                                             (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                     Form 13F Information Table

          Column 1           Column 2   Column 3   Column 4         Column 5       Column 6     Column 7         Column 8
----------------------------------------------------------------------------------------------------------------------------------
                            Title of               Value     Shares or  Sh/  Put/  Investment   Other         Voting Authority
        Name of Issuer        Class     CUSIP     (x$1000)    Prn Amt   Prn  Call  Discretion  Managers   Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
BAZAARVOICE                   COM     073271108     58,587   2,829,522  SH          SOLE                2,829,522

C&J ENERGY SVCS INC           COM     12467B304     83,415   4,508,939  SH          SOLE                4,508,939

DICE HOLDINGS                 COM     253017107     80,320   8,553,825  SH          SOLE                8,553,825

FACEBOOK INC                  COM     30303M102    186,180   5,987,456  SH          SOLE                5,987,456

FIRST REP BK SAN
FRANCISCO C                   COM     33616C100    446,306  13,282,908  SH          SOLE               13,282,908

GENPACT                       SHS     G3922B107    744,797  44,786,349  SH          SOLE               44,786,349

NET 1 UEPS TECHNOLOGIES
INC                           COM     64107N206     53,644   6,409,091  SH          SOLE                6,409,091

RENREN INC                 SPONSORED  759892102     31,570   7,000,000  SH          SOLE                7,000,000
                              ADR

SERVICESOURCE INTL INC        COM     81763U100    129,328   9,337,740  SH          SOLE                9,337,740

SOUFUN HOLDINGS               ADR     836034108    243,204  15,382,931  SH          SOLE               15,382,931

VIMICRO INTL CORP             ADR     92718N109      1,618   1,500,934  SH          SOLE                1,500,934

WEB COM GROUP INC             COM     94733A104    148,454   8,125,565  SH          SOLE                8,125,565



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